Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011
Inventories [Line Items]
Raw materials	$ 6,603	$ 6,736				$ 9,130
Work in process	631	1,969				2,647
Finished goods	359,070	336,041				335,980
Inventory, net	$ 366,304	$ 344,746	$ 391,052	$ 358,915	$ 412,291	$ 347,757	$ 364,833	$ 289,538	$ 309,561